Share capital (Tables)	12 Months Ended
Jun. 30, 2025
Text block 1 [Abstract]
Summary of Share Capital

	2025 shares	2024 shares	2023 shares
Share capital issued - BHP Group Limited
Opening number of shares	5,071,530,817	5,065,820,556	5,062,323,190
Issue of shares	4,461,418	5,710,261	3,497,366
Purchase of shares by ESOP Trusts	(4,438,680)	(5,687,667)	(6,442,571)
Employee share awards exercised following vesting	4,994,832	5,841,767	6,081,843
Movement in treasury shares under Employee Share Plans	(556,152)	(154,100)	360,728

Closing number of shares	5,075,992,235	5,071,530,817	5,065,820,556

Comprising:
Shares held by the public	5,075,290,713	5,070,273,143	5,064,408,782
Treasury shares	701,522	1,257,674	1,411,774